Consolidated Statement of Stockholders' Deficit - USD ($)	Common Stock [Member]	Additional Paid-in Capital [Member]	Accumulated Deficit [Member]	Total
Balance at Dec. 31, 2018	$ 26,449	$ 54,990,797	$ (63,615,421)	$ (8,598,175)
Balance, shares at Dec. 31, 2018	26,448,881
Fair value of vested stock options issued to employees		49,692		49,692
Fair value of unvested stock options issued to consultants		101,419		101,419
Shares issued to related party for collateral pursuant to outstanding secured convertible note agreements	$ 4,255			4,255
Shares issued to related party for collateral pursuant to outstanding secured convertible note agreements, shares	4,255,319
Forfeit restricted shares	$ (22)	22
Forfeit restricted shares, shares	(21,610)
Net Loss			(3,424,811)	(3,424,811)
Balance at Dec. 31, 2019	$ 30,682	55,141,930	(67,040,232)	(11,867,620)
Balance, shares at Dec. 31, 2019	30,682,590
Net Loss			(596,900)	(596,900)
Balance at Mar. 31, 2020	$ 30,682	55,141,930	(67,637,132)	(12,464,520)
Balance, shares at Mar. 31, 2020	30,682,590
Balance at Dec. 31, 2019	$ 30,682	55,141,930	(67,040,232)	(11,867,620)
Balance, shares at Dec. 31, 2019	30,682,590
Net Loss			(1,824,690)	(1,824,690)
Balance at Dec. 31, 2020	$ 30,682	55,141,930	(68,864,922)	(13,692,310)
Balance, shares at Dec. 31, 2020	30,682,590
Net Loss			(431,747)	(431,747)
Balance at Mar. 31, 2021	$ 30,682	$ 55,141,930	$ (69,296,669)	$ (14,124,057)
Balance, shares at Mar. 31, 2021	30,682,590